Financial assets at amortized cost	12 Months Ended
Dec. 31, 2025
Financial Assets At Amortized Cost
Financial assets at amortized cost
Note	20 | Financial assets at amortized cost

	12.31.25	12.31.24

Negotiable instruments	23,530	13,417